Income Tax Credit - Schedule of Reconciliation of Accounting Loss per Statement of Operations (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Loss before tax	£ (25,486)	£ (8,165)	£ (6,508)
Tax on loss at standard U.K. tax rate	(4,906)	(1,633)	(1,318)
Expenses not deductible	3,899	1,301	888
Deduction for R&D	(3,051)	(2,629)	(1,650)
Losses surrendered for R&D tax credit	3,051	2,629	1,650
Deferred tax - PY adjustment	(49)	24	6
Overseas tax payable	10
R&D tax credit— U.S.	(61)
R&D tax credit—current year	(2,298)	(1,906)	(1,182)
R&D tax credit—prior years	(3)	(235)
Deferred tax asset not recognized	1,007	333	430
Income tax credit	£ (2,401)	£ (2,116)	£ (1,176)